Property and Equipment, Net	12 Months Ended
May 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Buildings	178,782	205,292
Transportation equipment	9,172	8,302
Furniture and education equipment	195,262	279,751
Computer equipment and software	95,385	145,216
Leasehold improvements	579,231	839,150
Construction in progress	44,856	63,060

	1,102,688	1,540,771
Less: accumulated depreciation	(453,218)	(609,768)
Less: accumulated impairment loss	—	(29,541)
Exchange differences	22,985	(36,432)

	672,455	865,030

Depreciation expenses for the years ended May 31, 2019, 2020 and 2021 were US$110,042, US$146,310 and US$225,657, respectively. During the year ended May 31, 2021, US$29,541 impairment loss was recorded in general and administrative expenses mainly related to leasehold improvements of selected learning centers.